Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2015
Prospectus Date	rr_ProspectusDate	Aug. 26, 2015